Investment Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Held-to-maturity securities
Amortized cost	$ 2,400	$ 2,400
Estimated fair value	2,400	2,400
Carrying Value	2,400	2,400
Available-for-sale securities
Amortized Cost	4,218,841	4,196,034
Gross Unrealized Gains	29,343	50,165
Gross Unrealized Losses	(70,835)	(46,827)
Total Investment Securities	4,177,349	4,199,372
Assets/liabilities measured at fair value
Available-for-sale securities
Total Investment Securities	4,177,349	4,199,372
Carrying Value
Available-for-sale securities
Total Investment Securities	4,177,349	4,199,372
Residential mortgage-backed securities
Available-for-sale securities
Amortized Cost	3,946,144	3,908,809
Gross Unrealized Gains	18,246	30,959
Gross Unrealized Losses	(69,920)	(46,557)
Residential mortgage-backed securities | Assets/liabilities measured at fair value
Available-for-sale securities
Total Investment Securities	3,894,470	3,893,211
Residential mortgage-backed securities | Carrying Value
Available-for-sale securities
Total Investment Securities	3,894,470	3,893,211
Mortgage-backed securities by Ginnie Mae
Available-for-sale securities
Total Investment Securities	850,033	1,147,143
Mortgage-backed securities by Fannie Mae and Freddie Mac
Available-for-sale securities
Total Investment Securities	3,026,832	2,724,839
Mortgage-backed securities by non-government entities
Available-for-sale securities
Total Investment Securities	17,605	21,229
Obligations of states and political subdivisions
Available-for-sale securities
Amortized Cost	244,622	259,150
Gross Unrealized Gains	10,783	18,579
Gross Unrealized Losses	(433)	(25)
Obligations of states and political subdivisions | Assets/liabilities measured at fair value
Available-for-sale securities
Total Investment Securities	254,972	277,704
Obligations of states and political subdivisions | Carrying Value
Available-for-sale securities
Total Investment Securities	254,972	277,704
Other securities
Held-to-maturity securities
Amortized cost	2,400	2,400
Estimated fair value	2,400	2,400
Carrying Value	2,400	2,400
Equity securities
Available-for-sale securities
Amortized Cost	28,075	28,075
Gross Unrealized Gains	314	627
Gross Unrealized Losses	(482)	(245)
Equity securities | Assets/liabilities measured at fair value
Available-for-sale securities
Total Investment Securities	27,907	28,457
Equity securities | Carrying Value
Available-for-sale securities
Total Investment Securities	$ 27,907	$ 28,457